Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income		$ 11,310	$ 13,581	$ 13,755
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,612	1,543	1,499
Purchase accounting loan discount accretion		(191)	(533)	(720)
Deferred income taxes		1,619	1,380	(795)
Provision for loan losses		(1,000)	300	6,200
Gain on sale of loans	[1]	(1,870)	(13,468)	(24,139)
Net securities losses (gains)	[1]	114	16	(289)
Change in fair value of mortgage servicing rights	[1]	(437)	(295)	293
Increase in cash surrender value of life insurance and death benefits received		(1,166)	(402)	(368)
Net amortization of security premiums and discounts		905	832	954
Stock option expense		222	183	164
Deferred compensation expense		227	200	251
Proceeds from sale of loans held for sale		202,840	452,533	657,116
Originations of loans held for sale		(196,051)	(430,412)	(636,792)
Increase (decrease) in other assets		(956)	1,558	(1,248)
Increase (decrease) in other liabilities		(421)	(833)	1,336
Net cash provided by operating activities		16,778	26,438	17,217
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities		0	0	15,538
Proceeds from maturities of available-for-sale securities, including paydowns on mortgage-backed securities		23,293	34,378	41,639
Purchases of available-for-sale securities		(51,575)	(152,544)	(63,136)
Purchases of FHLB stock		0	0	(296)
Proceeds from redemption of FHLB stock		1,269	469	0
Net (increase) decrease in loans and leases		(73,779)	25,138	(57,296)
Bank owned life insurance premium		1,342	0	0
Purchases of premises and equipment		(3,578)	(3,958)	(1,580)
Net cash used in investing activities		(103,028)	(96,517)	(65,131)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits		23,473	92,061	131,285
Net increase in fed funds purchased		19	12	0
Proceed from other borrowings		25,048	7,000	0
Principal payments on other borrowings		(1,000)	(7,750)	(51,000)
Purchase of treasury stock		(2,876)	(368)	0
Proceeds from sale of treasury shares		243	243	95
Payments of deferred compensation		(235)	(170)	(165)
Cash paid for cancellation of stock options		0	0	(11)
Cash paid for net shares repurchased from stock option exercise		(197)	(387)	0
Cash dividends paid		(2,747)	(2,394)	(1,668)
Net cash provided by financing activities		41,728	88,247	78,536
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS		(44,522)	18,168	30,622
Cash at beginning of the year		75,202	57,034	26,412
Cash at end of the year		30,680	75,202	57,034
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest		3,171	3,165	7,299
Federal income taxes		0	2,370	4,050
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities		11,260	894	(1,192)
Non-cash investing activities:
Recognition of right-of-use lease asset (other assets) and lease liability (other liabilities)		0	0	7
Change in net unrealized gain or loss on available-for-sale securities		(53,619)	(4,256)	5,675
Premises and Equipment [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on sale or write-down of asset		$ 21	$ 255	$ 0

[1]	Not within the scope of ASC 606